MARCH 31, 1999

                             [LOGO] BT Mutual Funds


                               BT PreservationPlus
                                   Income Fund
                               Semi-Annual Report


                    Trust: BT Investment Funds

                    Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Table of Contents
--------------------------------------------------------------------------------

     Letter to Shareholders .............................................     3

     BT PreservationPlus Income Fund
       Statement of Assets and Liabilities ..............................     6
       Statement of Operations ..........................................     6
       Statement of Changes in Net Assets ...............................     7
       Financial Highlights .............................................     7
     Notes to Financial Statements ......................................     8

     BT PreservationPlus Income Portfolio
       Schedule of Portfolio Investments ................................    10
       Statement of Assets and Liabilities ..............................    11
       Statement of Operations ..........................................    12
       Statement of Changes in Net Assets ...............................    13
       Financial Highlights .............................................    13
      Notes to Financial Statements .....................................    14

                                 ---------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 ---------------

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first semi-annual report for the BT PreservationPlus Income Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. Since the Fund has not been in operation for a full six months, performance is being reported for the life of the Fund as of March 31, 1999.

It is well worth noting that the BT PreservationPlus Income Fund is the first SEC registered mutual fund that seeks to maintain a constant share price specifically developed for the IRA marketplace. The Fund is offered to traditional IRAs, Roth IRAs, education IRAs, simplified employee pension IRAs (SEP IRAs), savings incentive match plan for employees (SIMPLE IRAs), and Keogh plans.

MARKET ACTIVITY

During the three months ending March 31, 1999, the U.S. bond market, with the exception of U.S. Treasuries, rallied, as investors returned with confidence. Yield spreads in the corporate, mortgage, and asset-backed sectors tightened substantially with the return of liquidity to the fixed income markets and volatility seemed to decline with the unwinding of the global crisis environment. This relative outperformance made what are known as the "spread sectors" even more attractive.

The U.S. Treasury sector's performance was impacted by reduced concerns over international turmoil and increased investor demand for the higher yields offered by other fixed income sectors. The U.S. Treasury Index was also dragged down by the birth of the Euro currency, Brazilian devaluation, NATO military action in the Balkans, and in the U.S., heavy merger activity and booming debt origination.

Specifically, over the first quarter of 1999, the 2-year Treasury bond yield rose 0.44% to 4.98%. The 5-year Treasury bond yield rose even more, increasing 0.56% to 5.10%. This movement brought the short-to-intermediate portion of the yield curve back to normalcy from the inverted shape created by the tremendous flight to quality during the global turmoil in the third calendar quarter of 1998. Thus, the 2 to 5 year spread widened from 0.01% on December 31, 1998 to 0.12% on March 31, 1999. Longer term interest rates also moved higher, with the 30-year Treasury bond yield moving up approximately 0.60% to 5.68% over the three months.

In contrast, the credit-dependent corporate, mortgage, and asset-backed sectors produced strong relative performance, with declining implied volatilities, subsiding refinancing worries, and a continuing reduction of liquidity premiums.

o Corporate bonds outperformed U.S. Treasuries by 1.31% on a duration-adjusted basis over the first quarter of 1999.

o Mortgages outperformed Treasuries by 0.48% on a duration-adjusted basis over the same period.

o Asset-backed securities also outperformed Treasuries, these by 1.04% on a duration-adjusted basis.

INVESTMENT REVIEW

Despite significant market volatility, the Fund met its objective of maintaining a stable value per share and produced a high level of current income. The Fund's NAV has stayed steady at $10 per share every day since inception.

--------------------------------------------------------------------------------
Periods ended March 31, 1999 (unaudited)               Cumulative Total Returns
                                                       -------------------------
                                                       Past 3          Since
                                                       months       inception(3)
--------------------------------------------------------------------------------
 BT PreservationPlus Income Fund(1)
   (inception 12/23/98)                                 1.26%          1.37%
--------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)          0.71%          0.71%
--------------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)                          1.46%          1.46%
--------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe(2)           1.07%          1.07%
--------------------------------------------------------------------------------

 The Fund has been in the start-up phase of its investment lifecycle. Thus, diversification across the "spread sectors" has not been readily available. As of March 31, 1999, the portfolio is primarily invested in mortgage pass-through securities. In the months ahead, we intend to diversify the portfolio to a much greater degree, weighing the portfolio towards the corporate, asset-backed, and mortgage sectors, as these sectors have historically offered a higher yield than U.S. government securities. Fixed income securities, at the time of purchase, will primarily be in one of the top four long-term rating categories by Standard & Poor's, Moody's, Duff & Phelps, or other nationally recognized statistical rating organizations.

The Fund makes use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have entered the Portfolio into one Wrapper Agreement for the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreement held by the Portfolio as of March 31, 1999 is issued by Bank of America NT&SA.

----------

(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund seeks to maintain a constant $10.00 share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to do so. The Fund will hold fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

(2) The Lehman 1 to 3 Year Government/Corporate Index, our primary benchmark, is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities, and all investment grade corporate debt securities with maturities of one to three years. We also compare our performance to the Ryan Labs 5 Year GIC Index, a custom index consisting of an arithmetic mean to 5 year GIC contract rates, assuming each contract is held to full term. This index more closely reflects the market sector in which the Fund invests. Indexes are unmanaged, and investments cannot be made in an index. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.

(3) The benchmarks for the Since Inception time period are calculated from December 31, 1998.

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BT PreservationPlus Income Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                          By Theme as of March 31, 1999
                      (percentages are based on net assets)

     The printed document contains a pie chart depicting the following percentages:

Mortgage Backed 92%

Money Market Mutual Fund 4%

Other 1%

Asset Backed Securities 3%

MANAGER OUTLOOK

We anticipate that despite softness in some key employment statistics toward the end of March, the U.S. labor market and the U.S. economy will remain strong. Consumer fundamentals remain favorable, consumer spending shows no signs of slowing, and housing activity is still high. Indeed, even the industrial sector, which has been the weak link in the U.S. economic juggernaut, has begun to show signs of life. Further, we do not expect anything dramatic on the inflation front soon. Given this scenario, we believe the Federal Reserve Board is likely to stay on hold at least into the summer, keeping market interest rates moving within a fairly narrow range.

Thus, for the near term, we expect yield spreads in the corporate, mortgage, and asset-backed sectors to remain firm as technicals strengthen, high quality issue supply slows, and economic storm clouds dissipate. We believe, in turn, that these conditions should present us with attractive, though limited, opportunities to invest new cash flows at higher yield spreads, and we look forward to broadening the Fund's holdings across the "spread sectors" with the receipt of principal, interest, and participant contributions.

Over the longer-term horizon, we maintain our generally positive outlook on the U.S. fixed income markets. More than ever, the U.S. economy and financial markets serve as an engine for the rest of the world. To be sure, strong growth and low inflation are helping the U.S. equity markets, but there are concerns. First, rising commodity prices and some evidence of manufacturing price pressures suggest some greater inflation down the road. Second, there is palpable concern about narrowing corporate profit margins. Technical uncertainties, such as those presented by Y2K concerns, as well as fundamental anxieties over possible negative surprises from Japan/China and the ongoing bullishness of the equity markets, are also calling for increased diligence and vigilance over portfolio management. That is why the stringent analysis used by Bankers Trust's portfolio management team to structure the Fund's portfolio is so important.

We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share.

We value your support of the PreservationPlus Income Fund and look forward to serving your investment needs in the years ahead.

                           [Signature of Eric Kirsch]

                       [Signature of Louis R. D'Arienzo]

                           [Signature of John Axtell]

                 Eric Kirsch, John Axtell and Louis R. D'Arienzo
                            Portfolio Managers of the
                        PreservationPlus Income Portfolio
                                 March 31, 1999

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the BT PreservationPlus Income Fund since December 23, 1998.


   Total Return for the Period December 23, 1998(1) through March 31, 1999(3)

                           One Year        Since 12/23/98(1)
                           5.22%(2)            5.22%(2)

(1) The Fund's inception date.
(2) Annualized.
(3) Unaudited.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

     The printed document contains a line graph depicting the following plot points:

                                   Lehman                 IBC
              BT                  1-3 Year            First Tier       Ryan Labs
       PreservationPlus     Government/Corporate     Money Market       5 Year
          Income Fund              Index               Universe       GIC Index
       ----------------     --------------------     ------------     ----------

Dec-98      $10,000               $10,000               $10,000         $10,000

Mar-99      $10,137               $10,071               $10,107         $10,146

Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Statement of Assets and Liabilities March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
     Investment in PreservationPlus Income Portfolio, at Value ...     $101,189
     Due from Bankers Trust ......................................       24,447
                                                                       --------
Total Assets .....................................................      125,636
                                                                       --------
Liabilities
     Dividend Payable ............................................          417
     Accrued Expenses and Other ..................................       24,506
                                                                       --------
Total Liabilities ................................................       24,923
                                                                       --------
Net Assets .......................................................      100,713
                                                                       ========
Composition of Net Assets
     Paid-in Capital .............................................      100,713
     Net Unrealized Depreciation on Investment ...................         (272)
     Unrealized Appreciation Wrappers Agreement ..................          272
                                                                       --------
Net Assets .......................................................     $100,713
                                                                       ========
Shares Outstanding ($0.001 par value per share,
   unlimited number of shares of beneficial
   interest authorized) ..........................................       10,071
                                                                       ========
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ....................     $  10.00
                                                                       ========


--------------------------------------------------------------------------------

Statement of Operations (unaudited)
--------------------------------------------------------------------------------

                                                                     For the Period
                                                                  December 23, 1998(1)
                                                                        through
                                                                     March 31, 1999
                                                                  --------------------
Investment Income
   Income net of expenses allocated from
     PreservationPlus Income Portfolio ...........................     $    739
                                                                       --------
Expenses
   Printing and Shareholder Reports ..............................       10,204
   Registration Fees .............................................        7,840
   Professional Fees .............................................        4,428
   Trustees Fees .................................................        1,054
   Administration and Service Fees ...............................           45
   Miscellaneous Fees ............................................          980
                                                                       --------
   Total Expenses ................................................       24,551
   Less Expenses absorbed by Bankers Trust .......................      (24,493)
                                                                       --------
   Net Expenses ..................................................           58
                                                                       --------
Net Investment Income ............................................          681
                                                                       --------
   Net Change in Unrealized Appreciation/Depreciation on:
      Investment .................................................         (272)
      Wrapper Agreement ..........................................          272
                                                                       --------
Net Unrealized Gain (Loss) on Investments and
  Wrapper Agreements .............................................           --
                                                                       --------
Net Increase in Net Assets from Operations .......................     $    681
                                                                       ========

----------
(1)  Commencement of operations

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Statement of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                    For the Period
                                                                  December 23, 1998(1)
                                                                       through
                                                                     March 31, 1999
                                                                  -------------------
Increase in Net Assets:
Operations
   Net Investment Income .........................................    $     681
   Net Change in Unrealized Depreciation on Investment ...........         (272)
   Net Change in Unrealized Appreciation on Wrapper Agreement ....          272
                                                                      ---------
   Net Increase in Net Assets Resulting from Operations ..........          681
                                                                      ---------
Distributions to Shareholders
   Net Investment Income .........................................         (681)
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares .................................      100,450
   Dividend Reinvestments ........................................          263
   Cost of Shares Sold ...........................................           --
                                                                      ---------
Net Increase in Net Assets from Capital Transactions in
  Shares of Beneficial Interest ..................................      100,713
                                                                      ---------
Total Increase in Net Assets .....................................      100,713
Net Assets
   Beginning of Period ...........................................           --
                                                                      ---------
   End of Period .................................................    $ 100,713
                                                                      =========


----------
(1)  Commencement of operations


--------------------------------------------------------------------------------

Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                                                  For the Period
                                                                December 23, 1998(1)
                                                                      through
                                                                  March 31, 1999
                                                                --------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........................       $10.00
                                                                      ------
Income from Investment Operations
   Net Investment Income ......................................         0.13
Distributions to Shareholders
   Net Investment Income ......................................        (0.13)
                                                                      ------
Net Asset Value, End of Period ................................       $10.00
                                                                      ======
Total Investment Return .......................................         5.22%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...................       $  101
   Ratios to Average Net Assets:
      Net Investment Income ...................................         5.09%(2)
      Net Expenses, Including Expenses of the
         PreservationPlus Income Portfolio ....................         1.25%(2)
      Decrease Reflected in Above Expense Ratio Due to
         Absorption of Expenses by Bankers Trust ..............          184%(2)

----------
(1)  Commencement of operations
(2)  Annualized

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Investment Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The PreservationPlus Income Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 23, 1998. The Fund invests substantially all of its assets in the Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 2% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the results related to the Fund's underlying assets and the offsetting valuation change of the Wrapper Agreements.

The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

C. Distributions

It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.35% of average daily net assets.

The Fund is also subject to shareholder servicing fees in the maximum amount of 0.25% of average daily net assets.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary to limit all expenses to .45% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------
BT PreservationPlus Income Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 3--Shares of Beneficial Interest

At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the fiscal periods ended March 31, 1999 were as follows:

                                                   For the period ended
                                                March 31, 1999 (unaudited)
                                                --------------------------
                                                Shares             Amount
                                                ------            --------
Sold                                            10,045            $100,450
Reinvested                                          26                 263
Redeemed                                            --                  --
                                                ------            --------
                                                10,071            $100,713
                                                ======            ========

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                  Security                                        Value
---------                --------                                     ----------

           ASSET BACKED SECURITIES - 2.9%
  150,000  Vendee Mortgage Trust, 7.500%, 8/15/17 ................    $  153,422

Total Asset Backed Securities
  (Cost $154,263).................................................       153,422
                                                                      ----------
           MORTGAGE BACKED SECURITIES - 92.4%
1,477,889  FHLMC Gold,
             8.000%, 3/1/27.......................................     1,535,215
           FNCL,
1,093,614    6.500%, 9/1/28 ......................................     1,088,659
1,087,370    6.500%, 10/1/28 .....................................     1,082,444
1,081,161    6.500%, 12/1/28 .....................................     1,076,262
                                                                      ----------
Total Mortgage Backed Securities
  (Cost $4,804,044)...............................................     4,782,580
                                                                      ----------
           SHORT TERM INVESTMENT - 4.1%
           Mutual Fund - 1.0%
  211,394  BT Institutional Cash Management Fund .................       211,394
                                                                      ----------
Total Short Term Investment
  (Cost $211,394).................................................       211,394
                                                                      ----------
Total Investments
  (Cost $5,169,701)........................................  99.4%    $5,147,396
                                                            -----     ----------
           WRAPPER AGREEMENT - 0.4%
Bank of America NT&SA.............................................        22,980
                                                                      ----------
Other Assets Less Liabilities .............................   0.2%         7,281
                                                            -----     ----------
Net Assets ................................................ 100.0%    $5,177,657
                                                            =====     ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

Statement of Assets and Liabilities March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment (Cost $5,169,701) ................................      $5,147,396
   Interest Receivable .........................................          31,012
   Wrapper Agreement ...........................................          22,980
   Prepaid Expenses ................. ..........................           3,195
                                                                      ----------
Total Assets ...................................................       5,204,583
                                                                      ----------
Liabilities
   Due to Bankers Trust ........................................          16,489
   Accrued Expenses and Other ..................................          10,437
                                                                      ----------
Total Liabilities ..............................................          26,926
                                                                      ----------
Net Assets .....................................................      $5,177,657
                                                                      ==========
Composition of Net Assets
   Paid-in Capital .............................................       5,177,657
                                                                      ----------
Net Assets .....................................................      $5,177,657
                                                                      ==========

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

Statement of Operations (unaudited)
--------------------------------------------------------------------------------

                                                                          For the Period
                                                                        December 23, 1998(1)
                                                                              through
                                                                          March 31, 1999
                                                                        --------------------
Investment Income
   Interest Income .........................................................   $ 87,367
   Credited Rate Interest ..................................................        675
                                                                               --------
Total Investment Income ....................................................     88,042
                                                                               --------
Expenses
   Advisory Fees ...........................................................      9,656
   Professional Fees .......................................................      7,675
   Wrapper Fees ............................................................      2,896
   Trustees Fees ...........................................................        882
   Administration and Service Fees .........................................        690
   Miscellaneous Fees ......................................................        447
                                                                               --------
   Total Expenses ..........................................................     22,246
   Less: Expenses absorbed by Bankers Trust ................................    (11,210)
                                                                               --------
      Net Expenses .........................................................     11,036
                                                                               --------
Net Investment Income ......................................................     77,006
                                                                               --------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreement
   Net Change in Unrealized Appreciation/Depreciation on:
        Investments ........................................................    (22,305)
   Wrapper Agreement .......................................................     22,305
                                                                               --------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreement         --
                                                                               --------
Net Increase in Net Assets from Operations .................................   $ 77,006
                                                                               ========

----------
(1)  Commencement of operations

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                  For the Period
                                                                December 23, 1998(1)
                                                                     through
                                                                  March 31, 1999
                                                                --------------------
Increase in Net Assets from:
Operations
   Net Investment Income .......................................    $    77,006
   Net Change in Unrealized Depreciation on Investments ........        (22,305)
   Net Change in Unrealized Appreciation on Wrapper Agreement ..         22,305
                                                                    -----------
Net Increase in Net Assets from Operations .....................         77,006
                                                                    -----------
Capital Transactions
   Proceeds from Capital Invested ..............................      5,100,914
   Value of Capital Withdrawn ..................................           (263)
                                                                    -----------
Net Increase in Net Assets from Capital Transactions ...........      5,100,651
                                                                    -----------
Total Increase in Net Assets ...................................      5,177,657
Net Assets
Beginning of Period ............................................             --
                                                                    -----------
End of Period ..................................................    $ 5,177,657
                                                                    ===========

----------
(1)  Commencement of operations


--------------------------------------------------------------------------------


Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the PreservationPlus Income Portfolio.

                                                                   For the Period
                                                                 December 23, 1998(1)
                                                                       through
                                                                   March 31, 1999
                                                                ---------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) .......................       $5,178
Ratios to Average Net Assets:
   Net Investment Income .......................................         5.64%
   Expenses ....................................................         0.80%
   Decrease Reflected in the Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust ................         0.82%
Portfolio Turnover Rate ........................................            0%

----------
(1)  Commencement of operations

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The PreservationPlus Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and commenced operations on December 23, 1998 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.70% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.80% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management

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BT PreservationPlus Income Portfolio

Notes to Financial Statements (unaudited)
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option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio for the six months ended March 31, 1999 amounted to $4,703.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of 0.07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus 0.45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six months ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended March 31, 1999, were $5,045,874 and $0, respectively. For federal income tax purposes, the tax basis of investments held at March 31, 1999, was $5,169,701. The aggregate gross unrealized appreciation was $5,512, and the aggregate gross unrealized depreciation for all investments was $27,817 as of March 31, 1999.

Note 4--Wrapper Agreements

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

Note 5--Subsequent Event

Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.


15

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Investment Advisor and Administrator of the Portfolio
Bankers Trust Company
130 Liberty Street
New York, NY 10006

Distributor
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
Bankers Trust Company
130 Liberty Street
New York, NY 10006

Independent Auditors
ERNST & YOUNG LLP
787 7th Avenue
New York, NY 10019

Counsel
Willkie Farr & Gallagher
787 7th Avenue
New York, NY 10019

[LOGO]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                               BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

BT PreservationPlus Income Fund                                CUSIP #055922660
BT Investment Funds                                            815 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101